Document and Entity Information	0 Months Ended
Jun. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2013
Registrant Name	MARKETOCRACY FUNDS
Central Index Key	0001090154
Amendment Flag	false
Document Creation Date	Oct. 28, 2013
Document Effective Date	Oct. 28, 2013
Prospectus Date	Oct. 28, 2013
The Masters(SM) 100 Fund | Investor Class
Risk/Return:
Trading Symbol	MOFQX